STOCK BASED COMPENSATION (Exercise price range) (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options outstanding, number	354,782	267,000
Stock options outstanding, weighted average remaining contractual term (in years)	5 years 9 months	6 years 10 months 24 days
Stock options outstanding, weighted average exercise price (usd per share)	$ 3.21	$ 3.96
Options exercisable, vested and exercisable	285,628	184,000
Options exercisable, weighted average exercise price (usd per share)	$ 3.05	$ 3.96
$1.30
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options outstanding, number		2,000
Stock options outstanding, weighted average remaining contractual term (in years)		4 months 24 days
Stock options outstanding, weighted average exercise price (usd per share)		$ 1.30
Options exercisable, vested and exercisable		2,000
Options exercisable, weighted average exercise price (usd per share)		$ 1.30
Exercise price, maximum		$ 1.30
$1.31 - $3.99
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options outstanding, number	289,337	174,000
Stock options outstanding, weighted average remaining contractual term (in years)	5 years 6 months	6 years 6 months
Stock options outstanding, weighted average exercise price (usd per share)	$ 3.01	$ 3.91
Options exercisable, vested and exercisable	220,183	105,000
Options exercisable, weighted average exercise price (usd per share)	$ 2.73	$ 3.92
Exercise price, maximum	3.99	3.99
Exercise price, minimum	$ 1.31	$ 1.31
$4.00 - $4.30
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options outstanding, number	65,445	91,000
Stock options outstanding, weighted average remaining contractual term (in years)	7 years	7 years 9 months 18 days
Stock options outstanding, weighted average exercise price (usd per share)	$ 4.12	$ 4.10
Options exercisable, vested and exercisable	65,445	77,000
Options exercisable, weighted average exercise price (usd per share)	$ 4.12	$ 4.09
Exercise price, maximum	4.30	4.30
Exercise price, minimum	$ 4.00	$ 4.00